Cover	Apr. 24, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-205835
Entity Registrant Name	TINGO, INC.
Entity Central Index Key	0001648365
Entity Tax Identification Number	83-0549737
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11650 South State Street
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Draper
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84020
City Area Code	385
Local Phone Number	463-8168
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	43 West 23rd Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010